30. Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted numerator
Basic and diluted earnings	R$ 1,407,063	R$ 1,033,626	R$ 895,772
Basic and diluted denominator
Weighted average of shares	273,655,375	273,655,375,000	273,655,375,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 4.91091	R$ 3.60754	R$ 3.12641
Ordinary shares
Basic and diluted numerator
Basic and diluted earnings	R$ 712,234	R$ 523,206	R$ 453,427
Basic and diluted denominator
Weighted average of shares	145,031,080	145,031,080,000	145,031,080,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 4.91091	R$ 3.60754	R$ 3.12641
Class "A" Preferred
Basic and diluted numerator
Basic and diluted earnings	R$ 1,775	R$ 1,304	R$ 1,197
Basic and diluted denominator
Weighted average of shares	328,627	328,627,000	348,531,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 5.40201	R$ 3.96830	R$ 3.43906
Class "B" Preferred
Basic and diluted numerator
Basic and diluted earnings	R$ 693,054	R$ 509,116	R$ 441,148
Basic and diluted denominator
Weighted average of shares	128,295,668	128,295,668,000	128,275,764,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 5.40201	R$ 3.96830	R$ 3.43906